UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial period	☐

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period from January 1, 2015 to March 31, 2015	☒

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period	☐

May 11, 2015

(Date of report)

DEXIA REAL ESTATE CAPITAL MARKETS

(Exact name of securitizer as specified in its charter)

N/A	0001541638
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Anthony Mauro, 212-705-0725

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.                                        Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.                                        Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

U.S. Bank National Association, as Trustee for Registered Holders of Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C28 (“U.S. Bank”) v. Dexia Real Estate Capital Markets (“Dexia”), Case No. 12 Civ 9412, filed in the United States District Court for the Southern District of New York (“U.S. Bank v. Dexia”).  The U.S. Bank filed its complaint against Dexia (on December 27, 2012) arguing that Dexia had breached the terms of the mortgage loan purchase agreement in light of the determination in a Minnesota enforcement action against the guarantors of Loan #58 Marketplace Retail and Office Center (the “Loan”) that the form of the guaranty sold to U.S. Bank pursuant to the mortgage loan purchase agreement had not been signed by the guarantors.  U.S. Bank, in its complaint, seeks a judgment requiring Dexia to repurchase the Loan for approximately $16.5 million.  Dexia filed a Notice of Motion to Dismiss and a Memorandum in Support of its Motion to Dismiss on January 25, 2013.  Judge Shira A. Scheindlin entered an order denying Dexia’s Motion on June 6, 2013.  After completion of discovery, U.S. Bank and Dexia filed cross-motions for summary judgment, and on July 9, 2014 Judge Scheindlin entered an Opinion and Order granting the summary judgment motion of U.S. Bank and denying the summary judgment motion of Dexia.  On September 12, 2014, the Court entered its Judgment directing that Dexia repurchase the Loan for $19,627,961.66.  Dexia has appealed the Judgment, and the Opinion and Order, because Dexia believes they should be reversed.  The appeal has been fully briefed.

U.S. Bank National Association, as successor-in-interest to Bank of America, National Association, as successor by merger to LaSalle Bank National Association, as Trustee for Registered Holders of Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C24 (“Lender”) made demand on Dexia Real Estate Capital Markets (“Dexia”), by letter dated April 3, 2013 (the “Demand Letter”) for repurchase of Loan #12 made to Metroplaza Hotel, LLC. In the Demand Letter, Lender claimed that Dexia breached the representations and warranties made in the mortgage loan purchase agreement for Dexia’s failure to record a UCC financing statement against Inn at Woodbridge Inc. (“Woodbridge”), the tenant under a Master Lease and holder of a leasehold estate in a portion of the mortgaged property that secures Loan #12. Lender claims that such failure to record a UCC financing statement against Woodbridge has resulted in Lender not having a perfected security interest and enforceable lien in the personalty owned by Woodbridge and pledged as collateral for Loan #12. Dexia responded to the Demand Letter on July 2, 2013 and rejected the repurchase demand. Dexia believes the demand was untimely, having been made beyond New York’s six-year statute of limitations for such claims.

Item 1.03.                                        Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.                                                         Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

Exhibit 99.1.  Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEXIA REAL ESTATE CAPITAL MARKETS
(Securitizer)

Date: May 11, 2015	By:	/s/ Anthony Mauro
		Name:	Anthony Mauro
		Title:	Chief Financial Officer